Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Bond Index Funds
Entity Central Index Key	0000794105
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000105308 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	8.58%	-0.18%	2.50%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 50,349,000,000
Holdings Count | Holding	2,313
Advisory Fees Paid, Amount	$ 1,443,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was further reduced.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000024520 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.58%	-0.18%	2.49%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 50,349,000,000
Holdings Count | Holding	2,313
Advisory Fees Paid, Amount	$ 1,443,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]
During the reporting period, the expense ratio for the Institutional Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was further reduced.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007058 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.56%	-0.20%	2.47%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 50,349,000,000
Holdings Count | Holding	2,313
Advisory Fees Paid, Amount	$ 1,443,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000046841 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.62%	-0.17%	2.49%
ETF Shares Market Price	8.52%	-0.20%	2.47%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 50,349,000,000
Holdings Count | Holding	2,313
Advisory Fees Paid, Amount	$ 1,443,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007057 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.46%	-0.29%	2.39%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 50,349,000,000
Holdings Count | Holding	2,313
Advisory Fees Paid, Amount	$ 1,443,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000046842 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years had the strongest returns.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting, but industrial company bonds and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	6.53%	-4.88%	1.98%
ETF Shares Market Price	6.43%	-4.90%	1.97%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	6.62%	-4.89%	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,535,000,000
Holdings Count | Holding	2,937
Advisory Fees Paid, Amount	$ 265,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$8,535
Number of Portfolio Holdings	2,937
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$265

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	41.8%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	52.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209800 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years had the strongest returns.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting, but industrial company bonds and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 7, 2019, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (2/7/2019)
Admiral Shares[1]	6.02%	-4.99%	0.67%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	6.62%	-4.89%	0.76%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	1.90%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.

Performance Inception Date	Feb. 07, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,535,000,000
Holdings Count | Holding	2,937
Advisory Fees Paid, Amount	$ 265,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$8,535
Number of Portfolio Holdings	2,937
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$265

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	41.8%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	52.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000024522 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years had the strongest returns.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting, but industrial company bonds and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	6.05%	-4.97%	1.94%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	6.62%	-4.89%	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,535,000,000
Holdings Count | Holding	2,937
Advisory Fees Paid, Amount	$ 265,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$8,535
Number of Portfolio Holdings	2,937
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$265

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	41.8%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	52.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]
During the reporting period, the expense ratio for the Institutional Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was further reduced.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105309 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years had the strongest returns.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting, but industrial company bonds and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares[1]	6.06%	-4.96%	1.95%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	6.62%	-4.89%	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 8,535,000,000
Holdings Count | Holding	2,937
Advisory Fees Paid, Amount	$ 265,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$8,535
Number of Portfolio Holdings	2,937
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$265

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	41.8%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	52.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was further reduced.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105311 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	6.11%	1.55%	2.14%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 68,159,000,000
Holdings Count | Holding	3,116
Advisory Fees Paid, Amount	$ 1,995,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was further reduced.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105310 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.10%	1.54%	2.13%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 68,159,000,000
Holdings Count | Holding	3,116
Advisory Fees Paid, Amount	$ 1,995,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]
During the reporting period, the expense ratio for the Institutional Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was further reduced.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007061 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	6.08%	1.52%	2.11%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 68,159,000,000
Holdings Count | Holding	3,116
Advisory Fees Paid, Amount	$ 1,995,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000046843 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	6.05%	1.54%	2.12%
ETF Shares Market Price	5.99%	1.53%	2.11%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 68,159,000,000
Holdings Count | Holding	3,116
Advisory Fees Paid, Amount	$ 1,995,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007060 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VBISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	5.98%	1.43%	2.02%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 68,159,000,000
Holdings Count | Holding	3,116
Advisory Fees Paid, Amount	$ 1,995,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000007062 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Investor Shares
Trading Symbol	VBMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	7.03%	-0.52%	1.89%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 384,844,000,000
Holdings Count | Holding	17,499
Advisory Fees Paid, Amount	$ 11,293,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000046844 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	ETF Shares
Trading Symbol	BND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	7.11%	-0.40%	2.00%
ETF Shares Market Price	7.08%	-0.44%	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 384,844,000,000
Holdings Count | Holding	17,499
Advisory Fees Paid, Amount	$ 11,293,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000007063 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	7.15%	-0.42%	1.99%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 384,844,000,000
Holdings Count | Holding	17,499
Advisory Fees Paid, Amount	$ 11,293,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007064 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VBTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.026%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.026%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.17%	-0.41%	2.00%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 384,844,000,000
Holdings Count | Holding	17,499
Advisory Fees Paid, Amount	$ 11,293,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000081425 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	7.17%	-0.40%	2.01%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 384,844,000,000
Holdings Count | Holding	17,499
Advisory Fees Paid, Amount	$ 11,293,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170279 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VTBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 24, 2016, Through December 31, 2025
Initial Investment of $3,000,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/24/2016)
Institutional Select Shares	7.18%	-0.38%	1.62%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	1.64%

Performance Inception Date	Jun. 24, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 384,844,000,000
Holdings Count | Holding	17,499
Advisory Fees Paid, Amount	$ 11,293,000
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000054351 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Institutional Shares
Trading Symbol	VIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The yield on the nominal 10-year U.S. Treasury note fell 40 basis points over the year, from 4.57% to 4.17%, whereas the yield of the 10-year U.S. Treasury inflation-protected securities note fell 33 basis points, from 2.23% to 1.90%. (A basis point is one-hundredth of a percentage point.)
  Strategic curve positioning and an allocation to nominal Treasuries were the largest detractors from relative returns. Breakeven strategies, on the other hand, added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.98%	1.06%	3.01%
Bloomberg U.S. Treasury Inflation Protected Securities Index	7.01%	1.13%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 27,586,000,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 3,458,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$27,586
Number of Portfolio Holdings	96
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$3,458

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of December 31, 2025)
0 - 5 Years	49.8%
5 - 10 Years	36.4%
10 - 15 Years	0.6%
15 - 20 Years	5.2%
20 - 25 Years	3.1%
Over 25 Years	4.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000054350 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Admiral™ Shares
Trading Symbol	VAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The yield on the nominal 10-year U.S. Treasury note fell 40 basis points over the year, from 4.57% to 4.17%, whereas the yield of the 10-year U.S. Treasury inflation-protected securities note fell 33 basis points, from 2.23% to 1.90%. (A basis point is one-hundredth of a percentage point.)
  Strategic curve positioning and an allocation to nominal Treasuries were the largest detractors from relative returns. Breakeven strategies, on the other hand, added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	6.87%	1.03%	2.98%
Bloomberg U.S. Treasury Inflation Protected Securities Index	7.01%	1.13%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 27,586,000,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 3,458,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$27,586
Number of Portfolio Holdings	96
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$3,458

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of December 31, 2025)
0 - 5 Years	49.8%
5 - 10 Years	36.4%
10 - 15 Years	0.6%
15 - 20 Years	5.2%
20 - 25 Years	3.1%
Over 25 Years	4.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000054349 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Investor Shares
Trading Symbol	VIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The yield on the nominal 10-year U.S. Treasury note fell 40 basis points over the year, from 4.57% to 4.17%, whereas the yield of the 10-year U.S. Treasury inflation-protected securities note fell 33 basis points, from 2.23% to 1.90%. (A basis point is one-hundredth of a percentage point.)
  Strategic curve positioning and an allocation to nominal Treasuries were the largest detractors from relative returns. Breakeven strategies, on the other hand, added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	6.77%	0.92%	2.88%
Bloomberg U.S. Treasury Inflation Protected Securities Index	7.01%	1.13%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 27,586,000,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 3,458,000
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$27,586
Number of Portfolio Holdings	96
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$3,458

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of December 31, 2025)
0 - 5 Years	49.8%
5 - 10 Years	36.4%
10 - 15 Years	0.6%
15 - 20 Years	5.2%
20 - 25 Years	3.1%
Over 25 Years	4.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000075027 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market II Index Fund
Class Name	Investor Shares
Trading Symbol	VTBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	7.09%	-0.47%	1.90%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 351,355,000,000
Holdings Count | Holding	15,635
Advisory Fees Paid, Amount	$ 15,290,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$351,355
Number of Portfolio Holdings	15,635
Portfolio Turnover Rate	107%
Total Investment Advisory Fees (in thousands)	$15,290

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	24.4%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	68.7%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000075028 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market II Index Fund
Class Name	Institutional Shares
Trading Symbol	VTBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.17%	-0.40%	1.97%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 351,355,000,000
Holdings Count | Holding	15,635
Advisory Fees Paid, Amount	$ 15,290,000
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$351,355
Number of Portfolio Holdings	15,635
Portfolio Turnover Rate	107%
Total Investment Advisory Fees (in thousands)	$15,290

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	24.4%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	68.7%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.